Significant Subsequent Events - Additional Information (Detail) - Major Debt Issuance [Member] - Unsecured Convertible Corporate Bonds [Member] - Universal Scientific Industrial (Shanghai) Co., Ltd [member] - CNY (¥)
¥ in Thousands
	Mar. 01, 2021	Mar. 01, 2026	Mar. 01, 2025	Mar. 01, 2024	Mar. 01, 2023	Mar. 01, 2022
Disclosure of non-adjusting events after reporting period [line items]
Bonds face amount	¥ 3,450,000
Bonds maturity year	6 years
Annual interest rates of bonds	0.10%	2.00%	1.80%	1.30%	0.60%	0.20%